Contingencies and Commitments - Guarantees Granted - Banchile Administradora General de Fondos S.A (Details) - Banchile Administradora General de Fondos S.A - CLF ( )	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Policy for guaranteed amount for Real State Funds	586,200
Mutual fund guarantees	0	0
Bank guarantee maturing on January 10, 2018
Contingencies and Commitments
Bank guarantees issued		2,588,500
Bank guarantee maturing on January 10, 2019
Contingencies and Commitments
Bank guarantees issued	2,977,300
Bank guarantee for benefit of investors in portfolio management	499,800